Income Taxes (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Valuation allowance increased	$ 4,433,000	$ 4,040,000
Federal net operating loss carryforwards	727,000
Federal net operating losses	$ 39,687,000
Taxable income percentage	80.00%
Operating loss carryforwards	$ 53,559,000
Cumulative ownership	50.00%
Research credit carry forwards	$ 1,241,000
Federal and state tax purposes	1,509,000
Unrecognized tax benefit balance	$ 538,000	$ 459,000